Other non-current liabilities	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities

Note 23 Other non-current liabilities

FOR THE YEAR ENDED DECEMBER 31	NOTE	2017	2016
Long-term disability benefits obligation		322	302
Provisions	21	273	273
Deferred revenue on long-term contracts		174	105
CRTC deferral account obligation	24	96	104
Future tax liabilities		81	73
CRTC tangible benefits obligation	24	73	115
Other		204	305
Total other non-current liabilities		1,223	1,277